Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Schedule of current and deferred component of income tax expenses

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current tax	213,083,260	71,809,290	(157,326,719)	(24,111,375)
Deferred tax	(3,162,072)	(164,911,933)	(142,551,916)	(21,847,037)
Total	209,921,188	(93,102,643)	(299,878,635)	(45,958,412)

Schedule of pre-tax income for different jurisdiction

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cayman Islands	(11,832,862)	(9,978,594)	(15,160,941)	(2,323,516)
Hong Kong entities	(2,423,249)	(140,208)	911,529	139,698
PRC entities	1,099,179,030	674,034,252	(1,587,284,724)	(243,262,026)
Total	1,084,922,919	663,915,450	(1,601,534,136)	(245,445,844)

Schedule of reconciliation between the income taxes expense computed by applying the PRC tax rate and the actual provision for income taxes

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Expected tax at PRC rate	271,230,730	165,978,862	(400,383,534)	(61,361,461)
Other expenses not deductible for income tax purposes	226,076	27,243,710	26,628,325	4,080,969
Share based compensation expense not deductible for income tax purposes	42,959,121	39,101,140	20,035,035	3,070,503
Effect of tax holiday and preferential tax rate(1)	(104,548,726)	(279,823,276)	2,160,562	331,121
Effect of different tax rate of subsidiary operation in other jurisdictions	3,164,192	2,853,547	3,712,755	569,005
Effect of change in tax rate	—	—	(1,547,465)	(237,159)
Research and development tax deduction	(32,720,713)	(12,657,389)	—	—
Unrecognized tax benefits for prior years' transfer pricing arrangement	—	—	32,092,388	4,918,374
Adjustment on income tax of the previous periods (2)	(17,208,473)	961,418	338,799	51,923
Tax on undistributed earnings/(loss) of VIEs	46,419,145	(46,419,145)	—	—
Valuation allowance movement	399,836	4,451,281	9,155,075	1,403,077
Others	—	5,207,209	7,929,425	1,215,236
Total	209,921,188	(93,102,643)	(299,878,635)	(45,958,412)

Schedule of aggregate amount and per share effect of the tax holiday and preferential tax rate

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
The aggregate amount tax benefit/(expense) of the tax holiday and preferential tax rate	104,548,726	279,823,276	(2,160,562)	(331,121)
The aggregate effect on basic and diluted net income per share:
—Basic	0.36	0.89	(0.01)	(0.00)
—Diluted	0.34	0.88	(0.01)	(0.00)

Schedule of tax effects of temporary differences that give rise to the deferred tax balances

	As of
	December 31,	As of December 31,
	2019	2020	2020
Deferred tax assets:	RMB	RMB	US$
Long-term investments	3,455,742	5,325,000	816,092
Accrued expenses	30,867,551	27,280,677	4,180,947
Accounts receivable and contract assets	105,168,108	79,593,687	12,198,266
Guarantee liabilities	210,014,843	62,048,651	9,509,372
Financial guarantee derivatives	116,363,471	157,281,000	24,104,368
Loan receivable from Xiaoying Housing Loans	7,231,727	16,551,270	2,536,593
Loans receivable from Xiaoying Credit Loans and Xiaoying Revolving Loans	10,264,710	60,479,731	9,268,924
Operating loss carry forwards	5,631,764	214,313,889	32,845,041
Earnings rights associated with loan assets	—	496,990	76,167
Deposits to institutional cooperators	—	2,579,529	395,330
Investment in Consolidated Trusts	—	808,113	123,849
Lease liabilities	13,226,632	9,479,662	1,452,821
Others	149,079	—	—
Total deferred tax assets	502,373,627	636,238,199	97,507,770
Valuation allowance	(4,854,955)	(14,010,030)	(2,147,131)
Total deferred tax assets, net of valuation allowance	497,518,672	622,228,169	95,360,639
Deferred tax liabilities:
Property and equipment	662,682	581,854	89,173
Long-term investments	646,786	6,778,801	1,038,896
Investment in Consolidated Trusts	18,953,213	—	—
Right-of-use assets	13,124,040	9,214,921	1,412,249
Total deferred tax liabilities	33,386,721	16,575,576	2,540,318

Schedule of movement of the valuation allowance

	As of
	December 31,	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Balance as of January 1	(403,674)	(4,854,955)	(744,054)
Addition	(4,451,281)	(9,155,075)	(1,403,077)
Balance as of December 31	(4,854,955)	(14,010,030)	(2,147,131)

Schedule of roll-forward of unrecognized tax benefits

	Year ended December 31,	Year ended December 31,
	2019	2020	2020
	RMB	RMB	US$
Balance at beginning of the year	—	246,394,607	37,761,626
Additions for tax positions taken in prior years	—	32,092,388	4,918,374
Additions for tax positions taken in current year	319,206,371	34,252,413	5,249,412
Reductions for tax positions	(72,811,764)	(153,256,232)	(23,487,545)
Balance at end of the year	246,394,607	159,483,176	24,441,867

Schedule of accrued interest and penalties related to income taxes

	Year ended December 31,	Year ended December 31,
	2019	2020	2020
	RMB	RMB	US$
Accrued interest	3,805,963	11,885,624	1,821,552